Consolidated Statements of Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues (notes 2 and 13)	$ 682,508	$ 1,146,255	$ 1,275,045
Voyage expenses	(315,113)	(297,239)	(402,290)
Vessel operating expenses (note 13)	(295,599)	(411,553)	(467,304)
Time-charter hire expenses (note 13)	(15,440)	(56,719)	(98,767)
Depreciation and amortization	(106,084)	(131,379)	(153,907)
General and administrative expenses (note 13)	(74,387)	(64,153)	(69,730)
(Write-down) and gain (loss) on sale of assets (note 18)	(92,368)	(149,238)	(183,874)
Asset Retirement Obligation, Period Increase (Decrease)	32,950	0	0
Gain on commencement of sales-type lease (note 2)	0	44,943	0
Restructuring charges (note 20)	(1,820)	(10,720)	(8,350)
(Loss) income from vessel operations	(185,353)	70,197	(109,177)
Interest expense	(68,412)	(89,075)	(111,398)
Interest income	169	1,439	3,404
Realized and unrealized gains (losses) on non-designated derivative instruments (note 15)	467	(2,523)	(358)
Equity (loss) income (note 22)	(14,107)	5,100	(73,342)
Foreign exchange loss (notes 8 and 15)	(2,414)	(2,345)	(3,523)
Other loss (note 14)	(12,776)	(1,538)	(12,467)
Loss from continuing operations before income taxes	(282,426)	(18,745)	(306,861)
Income tax recovery (expense) (note 21)	4,963	(5,559)	(17,846)
Loss from continuing operations	(277,463)	(24,304)	(324,707)
Income from discontinued operations (note 23)	274,095	115,286	175,721
Net (loss) income	(3,368)	90,982	(148,986)
Net loss (income) attributable to non-controlling interests (note 1)	11,174	(173,915)	(161,591)
Net income (loss) attributable to the shareholders of Teekay Corporation	7,806	(82,933)	(310,577)
Net loss (income) attributable to non-controlling interests, continuing operations	174,792	(105,445)	(47,854)
Net loss attributable to the shareholders of Teekay Corporation, continuing operations	(102,671)	(129,749)	(372,561)
Net income attributable to non-controlling interests, discontinued operations	(163,618)	(68,470)	(113,737)
Net income attributable to the shareholders of Teekay Corporation, discontinued operations	110,477	46,816	61,984
Controlling Interest	$ 7,806	$ (82,933)	$ (310,577)
Amounts attributable to the shareholders of Teekay Corporation
Income (Loss) from Continuing Operations, Per Diluted Share	$ (1.01)	$ (1.28)	$ (3.70)
Income (Loss) from Continuing Operations, Per Basic Share	(1.01)	(1.28)	(3.70)
Discontinued Operation, Income (Loss) from Discontinued Operation, Net of Tax, Per Diluted Share	1.08	0.46	0.62
Discontinued Operation, Income (Loss) from Discontinued Operation, Net of Tax, Per Basic Share	1.08	0.46	0.62
Earnings Per Share, Diluted	0.08	(0.82)	(3.08)
Earnings Per Share, Basic	0.08	(0.82)	(3.08)
• Cash dividends declared	$ 0	$ 0	$ 0.055
Weighted average number of common shares outstanding (note 19)
Common stock and common stock equivalents (shares)	102,148,629	101,053,095	100,719,224
Basic and Diluted (shares)	102,148,629	101,053,095	100,719,224